Business Combinations - Other Acquisitions Purchase Price Allocation (Details) - USD ($) $ in Thousands		1 Months Ended
	Dec. 03, 2021	Dec. 31, 2021	Dec. 02, 2021
Assets Acquired:
Goodwill	$ 1,278,453	$ 1,309,750
Liabilities assumed:
Goodwill expected to be deductible for tax purposes	$ 3,800
Useful life of acquired intangibles	10 years
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc
Assets Acquired:
Cash		20,547	$ 3
Restricted Cash		302
Health plan receivables		5,754
Clinic fees and insurance receivables, net		141
Other receivables		726
Prepaid expenses and other current assets		1,190
Property and equipment		113	6
Goodwill		31,298	2,934
Total assets acquired		67,471	4,989
Liabilities assumed:
Accounts payable		150
Accrued payroll		277
Health plan settlements payable		133
Claims payable		26,898
Total liabilities assumed		27,458
Net assets acquired		40,013	4,989
Goodwill expected to be deductible for tax purposes		$ 8,100
Useful life of acquired intangibles		10 years
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc | Customer Relationships
Assets Acquired:
Definite lived intangible assets:			$ 2,046
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc | Payor Contracts
Assets Acquired:
Definite lived intangible assets:		$ 4,700
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc | Provider Network
Assets Acquired:
Definite lived intangible assets:		1,100
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc | Trademarks
Assets Acquired:
Definite lived intangible assets:		900
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc | Medical Licenses
Assets Acquired:
Indefinite lived intangible assets:		$ 700